Leuthold Core Investment Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 69.4%	Shares	Value
Air Freight & Logistics - 3.4%
CH Robinson Worldwide, Inc.	16,198	$ 3,050,731
Expeditors International of Washington, Inc.	17,222	2,806,842
FedEx Corp.	18,618	5,829,854
GXO Logistics, Inc. (a)	32,395	1,642,427
United Parcel Service, Inc. - Class B	52,503	5,644,072
		18,973,926

Automobile Components - 3.2%
Autoliv, Inc.	26,996	3,136,125
Garrett Motion, Inc.	172,681	6,256,233
Lear Corp.	23,272	3,119,844
Magna International, Inc.	71,307	4,682,018
Versigent PLC (a)	14,118	593,097
		17,787,317

Banks - 5.7%
Bank of America Corp.	84,712	4,826,890
Barclays PLC - ADR	158,811	4,265,663
Canadian Imperial Bank of Commerce	42,728	4,913,720
Citigroup, Inc.	43,938	6,149,562
JPMorgan Chase & Co.	16,849	5,515,183
PNC Financial Services Group, Inc.	12,567	3,094,247
US Bancorp	49,524	2,991,250
		31,756,515

Biotechnology - 3.9%
Amgen, Inc.	11,078	4,011,566
Biogen, Inc. (a)	17,035	3,680,582
Gilead Sciences, Inc.	28,579	3,610,671
Regeneron Pharmaceuticals, Inc.	4,841	3,018,557
United Therapeutics Corp. (a)	5,492	2,975,730
Vertex Pharmaceuticals, Inc. (a)	8,471	4,207,800
		21,504,906

Chemicals - 0.0% (b)
China Lumena New Materials Corp. (a)(c)	20,950	0

Communications Equipment - 4.2%
Cisco Systems, Inc.	77,264	9,075,429
Digi International, Inc. (a)	26,344	1,974,483
F5, Inc. (a)	9,961	4,143,378
NetScout Systems, Inc. (a)	87,597	3,814,849
Telefonaktiebolaget LM Ericsson - ADR	412,946	4,604,348
		23,612,487

Construction & Engineering - 3.2%
Dycom Industries, Inc. (a)	8,099	4,094,773
EMCOR Group, Inc.	4,654	3,862,262
Granite Construction, Inc.	23,645	3,737,802
Primoris Services Corp.	25,320	2,509,718
Valmont Industries, Inc.	6,051	3,495,058

		17,699,613

Construction Materials - 0.5%
CRH PLC	22,900	2,450,300

Diversified Consumer Services - 2.1%
Covista, Inc. (a)	24,389	3,040,333
Laureate Education, Inc. (a)	106,401	3,864,484
Perdoceo Education Corp.	54,737	1,751,584
Universal Technical Institute, Inc. (a)	73,913	3,161,259
		11,817,660

Electronic Equipment, Instruments & Components - 6.4%
Benchmark Electronics, Inc.	23,831	2,351,405
CTS Corp.	21,504	1,401,846
Flex, Ltd. (a)	67,172	10,886,566
Jabil, Inc.	23,022	8,874,520
Plexus Corp. (a)	13,498	4,058,444
Sanmina Corp. (a)	19,642	4,970,997
TE Connectivity PLC	15,335	3,091,689
		35,635,467

Energy Equipment & Services - 3.0%
Baker Hughes Co.	47,290	2,624,595
Halliburton Co.	63,580	2,158,541
NOV, Inc.	92,624	1,718,175
Oceaneering International, Inc. (a)	71,307	2,889,360
SLB Ltd.	68,886	3,202,510
Tenaris SA - ADR	44,031	2,443,280
Weatherford International PLC	17,594	1,433,911
		16,470,372

Financial Services - 1.4%
Mastercard, Inc. - Class A	8,099	4,159,647
Visa, Inc. - Class A	10,891	3,736,593
		7,896,240

Ground Transportation - 0.3%
Fedex Freight Holding Co., Inc. (a)	9,309	1,405,659

Health Care Providers & Services - 6.4%
Cardinal Health, Inc.	33,047	7,850,645
Cencora, Inc.	16,011	4,530,793
CVS Health Corp.	22,155	2,291,935
Elevance Health, Inc.	9,291	3,593,108
Encompass Health Corp.	16,198	1,637,294
HCA Healthcare, Inc.	12,181	4,749,250
HealthEquity, Inc. (a)	22,076	1,993,904
McKesson Corp.	8,285	6,260,146
Tenet Healthcare Corp. (a)	15,732	2,943,143
		35,850,218

Insurance - 3.9%
Allstate Corp.	10,333	2,458,634
Assurant, Inc.	9,123	2,449,799
Hanover Insurance Group, Inc.	7,354	1,574,639
Hartford Insurance Group, Inc.	17,594	2,331,557

Markel Group, Inc. (a)	931	1,818,252
Mercury General Corp.	18,424	1,964,367
Reinsurance Group of America, Inc.	10,905	2,318,948
RenaissanceRe Holdings, Ltd.	9,281	2,941,149
Travelers Cos., Inc.	8,657	2,857,849
White Mountains Insurance Group Ltd.	559	1,159,025
		21,874,219

Interactive Media & Services - 3.8%
Alphabet, Inc. - Class A	36,677	13,107,259
Cargurus, Inc. (a)	71,958	2,453,048
Meta Platforms, Inc. - Class A	10,333	5,820,476
		21,380,783

Metals & Mining - 4.5%
Agnico Eagle Mines, Ltd.	15,546	2,411,651
Alcoa Corp.	29,230	1,524,052
Eldorado Gold Corp.	92,810	2,885,463
Equinox Gold Corp.	139,914	1,359,964
Hudbay Minerals, Inc.	73,355	1,731,912
IAMGOLD Corp. (a)	320,135	5,070,938
Kinross Gold Corp.	247,991	5,857,547
Pan American Silver Corp.	31,650	1,417,604
Rio Tinto PLC - ADR	26,996	2,562,730
		24,821,861

Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp. (a)	50,548	1,776,257
APA Corp.	50,507	1,645,013
Comstock Resources, Inc. (a)	113,538	1,693,987
Devon Energy Corp.	109,589	4,528,217
EQT Corp.	44,710	2,377,231
HF Sinclair Corp.	39,030	2,718,439
Ovintiv, Inc.	34,426	1,812,529
PBF Energy, Inc. - Class A	43,703	1,989,361
		18,541,034

Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	52,875	3,046,658
GSK PLC - ADR	52,503	2,752,207
Johnson & Johnson	16,849	4,279,141
Merck & Co., Inc.	25,879	3,325,451
Pfizer, Inc.	109,240	2,630,499
		16,033,956

Professional Services - 0.3%
Paycom Software, Inc.	13,238	1,663,752

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	9,027	5,243,874
Cirrus Logic, Inc. (a)	11,597	1,722,502
Lam Research Corp.	10,612	4,598,498
NVIDIA Corp.	40,719	8,147,465
NXP Semiconductors NV	9,289	2,610,488
		22,322,827

Software - 1.8%

Microsoft Corp.		27,182		10,139,430

Technology Hardware, Storage & Peripherals - 1.2%
Dell Technologies, Inc. - Class C		15,732		6,787,729
TOTAL COMMON STOCKS (Cost $242,866,581)				386,426,271

EXCHANGE TRADED FUNDS - 8.7%		Shares		Value
iShares China CNY Bond UCITS ETF		980,000		5,517,711
iShares Core Japan Government Bond ETF		266,600		3,306,625
iShares International Treasury Bond ETF		138,907		5,699,354
iShares TIPS Bond ETF		35,809		3,918,579
Kensington Credit Opportunities ETF		55,839		1,375,873
State Street SPDR Bloomberg International Treasury Bond ETF		257,853		5,590,253
State Street SPDR FTSE International Government Inflation-Protected Bond ETF		54,568		2,149,434
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF		328,151		10,979,932
Vanguard Mortgage-Backed Securities ETF		114,893		5,378,141
Vanguard Short-Term Inflation-Protected Securities ETF		96,688		4,856,638
TOTAL EXCHANGE TRADED FUNDS (Cost $48,124,916)				48,772,540

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.0%		Par		Value
French Republic Government Bond OAT, 3.00%, 05/25/2033 (d)	EUR	4,780,000		5,380,231
United Kingdom Gilt, 4.25%, 07/31/2034	GBP	4,450,000		5,751,661
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $10,668,902)				11,131,892

U.S. TREASURY SECURITIES - 1.8%		Par		Value
United States Treasury Note/Bond, 3.88%, 08/15/2033		10,300,000		10,028,820
TOTAL U.S. TREASURY SECURITIES (Cost $10,017,022)				10,028,820

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 2.7%		Par		Value
3.60%, 07/30/2026 (e)		15,000,000		14,956,863
TOTAL U.S. TREASURY BILLS (Cost $14,956,863)				14,956,863

TOTAL INVESTMENTS (f) - 84.6% (Cost $326,634,284)				471,316,386
Money Market Deposit Account - 14.7% (f)(g)				81,932,739
Other Assets in Excess of Liabilities - 0.7%			0.00705	3,929,912
TOTAL NET ASSETS - 100.0%				$ 557,179,037

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
EUR - Euro
GBP - British Pound
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $5,380,231 or 1.0% of the Fund’s net assets.

(e)	The rate shown is the annualized yield as of June 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of June 30, 2026, was $553,249,125.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Leuthold Core Investment Fund
Schedule of Securities Sold Short
June 30, 2026 (Unaudited)

COMMON STOCKS - (8.1)%	Shares	Value
Aerospace & Defense - (0.4)%
Boeing Co.	(2,327)	$ (503,726)
HEICO Corp.	(1,185)	(422,085)
Loar Holdings, Inc.	(4,504)	(363,067)
TransDigm Group, Inc.	(571)	(760,595)
		(2,049,473)

Banks - (0.1)%
Beacon Financial Corp.	(11,619)	(353,798)
Glacier Bancorp, Inc.	(7,089)	(365,651)
		(719,449)

Beverages - (0.1)%
Primo Brands Corp.	(13,792)	(337,076)

Building Products - (0.4)%
AAON, Inc.	(2,512)	(318,672)
Carrier Global Corp.	(10,942)	(802,596)
CSW Industrials, Inc.	(1,358)	(377,931)
Lennox International, Inc.	(1,349)	(772,910)
		(2,272,109)

Capital Markets - (1.3)%
Ares Management Corp. - Class A	(3,651)	(406,393)
Blackrock, Inc.	(644)	(619,245)
Blackstone, Inc.	(5,318)	(625,769)
Blue Owl Capital, Inc. - Class A	(18,678)	(163,432)
CME Group, Inc. - Class A	(2,312)	(510,559)
Cohen & Steers, Inc.	(5,287)	(402,552)
FactSet Research Systems, Inc.	(907)	(208,682)
Hamilton Lane, Inc. - Class A	(2,389)	(188,325)
Houlihan Lokey, Inc.	(1,883)	(252,567)
KKR & Co., Inc.	(6,012)	(551,781)
Lazard, Inc.	(7,556)	(316,899)
MarketAxess Holdings, Inc.	(2,138)	(242,642)
Moelis & Co. - Class A	(5,306)	(347,118)
Moody's Corp.	(1,513)	(685,268)
MSCI, Inc.	(1,026)	(574,601)

Perella Weinberg Partners	(16,108)	(257,084)
PJT Partners, Inc. - Class A	(2,203)	(332,521)
Tradeweb Markets, Inc. - Class A	(3,276)	(326,486)
		(7,011,924)

Chemicals - (0.2)%
International Flavors & Fragrances, Inc.	(8,571)	(678,995)
Stepan Co.	(4,349)	(242,326)
Westlake Corp.	(6,252)	(456,396)
		(1,377,717)

Commercial Services & Supplies - (0.4)%
Casella Waste Systems, Inc. - Class A	(3,134)	(303,904)
Cintas Corp.	(3,203)	(544,766)
RB Global, Inc.	(6,796)	(791,394)
Rollins, Inc.	(14,009)	(584,736)
		(2,224,800)

Consumer Staples Distribution & Retail - (0.1)%
Performance Food Group Co.	(3,394)	(379,415)

Containers & Packaging - (0.2)%
Packaging Corp. of America	(3,013)	(717,937)
Smurfit Westrock PLC	(13,576)	(628,026)
		(1,345,963)

Electric Utilities - (0.1)%
Xcel Energy, Inc.	(8,717)	(699,975)

Electronic Equipment, Instruments & Components - (0.1)%
Mirion Technologies, Inc.	(19,666)	(352,612)
Novanta, Inc.	(2,663)	(432,045)
		(784,657)

Entertainment - (0.3)%
Live Nation Entertainment, Inc.	(4,613)	(844,687)
Take-Two Interactive Software, Inc.	(3,831)	(957,673)
		(1,802,360)

Financial Services - (0.5)%
Affirm Holdings, Inc.	(10,389)	(847,223)
Apollo Global Management, Inc.	(5,157)	(610,125)
Corpay, Inc.	(2,146)	(715,197)
Toast, Inc. - Class A	(21,233)	(590,702)
Walker & Dunlop, Inc.	(3,589)	(196,318)
		(2,959,565)

Food Products - (0.1)%
Mondelez International, Inc. - Class A	(11,721)	(677,943)

Ground Transportation - (0.1)%
Marten Transport Ltd.	(22,132)	(383,990)

Health Care Equipment & Supplies - (0.4)%
Abbott Laboratories	(7,754)	(703,598)
Baxter International, Inc.	(10,616)	(226,333)

Intuitive Surgical, Inc.	(1,339)	(532,493)
Stryker Corp.	(1,908)	(600,715)
		(2,063,139)

Hotels, Restaurants & Leisure - (0.6)%
Caesars Entertainment, Inc.	(11,014)	(332,403)
Chipotle Mexican Grill, Inc.	(15,074)	(512,516)
DoorDash, Inc. - Class A	(3,072)	(566,876)
First Watch Restaurant Group, Inc.	(18,995)	(244,846)
Shake Shack, Inc. - Class A	(3,786)	(212,092)
Starbucks Corp.	(7,464)	(762,746)
Texas Roadhouse, Inc.	(4,341)	(838,811)
		(3,470,290)

Insurance - (0.5)%
Aon PLC - Class A	(1,852)	(614,290)
Arthur J. Gallagher & Co.	(2,323)	(533,291)
Brown & Brown, Inc.	(7,436)	(477,019)
Erie Indemnity Co. - Class A	(1,821)	(436,585)
Marsh & McLennan Cos., Inc.	(3,859)	(643,179)
Ryan Specialty Holdings, Inc.	(7,135)	(269,418)
		(2,973,782)

IT Services - (0.3)%
Cloudflare, Inc. - Class A	(3,631)	(890,612)
Snowflake, Inc. - Class A	(2,824)	(718,708)
		(1,609,320)

Life Sciences Tools & Services - (0.3)%
Bio-Techne Corp.	(4,596)	(324,707)
Repligen Corp.	(2,690)	(367,024)
Waters Corp.	(2,050)	(768,832)
		(1,460,563)

Machinery - (0.2)%
Hillman Solutions Corp.	(36,523)	(308,254)
Stanley Black & Decker, Inc.	(7,710)	(725,665)
		(1,033,919)

Oil, Gas & Consumable Fuels - (0.1)%
Williams Cos., Inc.	(9,350)	(695,079)

Professional Services - (0.1)%
TIC Solutions, Inc.	(37,130)	(300,382)

Software - (0.5)%
Braze, Inc. - Class A	(11,203)	(242,993)
Crowdstrike Holdings, Inc. - Class A	(845)	(644,853)
Datadog, Inc. - Class A	(2,980)	(775,873)
Palo Alto Networks, Inc.	(2,180)	(743,424)
Samsara, Inc. - Class A	(10,211)	(331,143)
		(2,738,286)

Specialty Retail - (0.1)%
Carvana Co.	(7,660)	(504,181)
Floor & Decor Holdings, Inc. - Class A	(3,195)	(189,655)
		(693,836)

Textiles, Apparel & Luxury Goods - (0.3)%
Amer Sports, Inc.	(18,756)	(634,703)
NIKE, Inc. - Class B	(9,270)	(380,534)
On Holding AG - Class A	(15,579)	(551,808)
		(1,567,045)

Tobacco - (0.1)%
Turning Point Brands, Inc.	(3,871)	(328,300)

Trading Companies & Distributors - (0.2)%
Herc Holdings, Inc.	(2,641)	(378,561)
Watsco, Inc.	(1,686)	(702,607)
		(1,081,168)
TOTAL COMMON STOCKS (Proceeds $47,787,633)		(45,041,525)

EXCHANGE TRADED FUNDS - (6.7)%	Shares	Value
Invesco Nasdaq 100 ETF	(42,692)	(12,934,395)
iShares Expanded Tech-Software Sector ETF	(16,502)	(1,495,081)
iShares S&P 500 Growth ETF	(30,421)	(4,183,800)
State Street Consumer Discretionary Select Sector SPDR ETF	(22,941)	(2,690,520)
State Street Consumer Staples Select Sector SPDR ETF	(16,511)	(1,371,569)
State Street Real Estate Select Sector SPDR ETF	(22,958)	(1,010,841)
State Street SPDR Portfolio S&P 500 ETF	(39,977)	(3,513,179)
State Street SPDR S&P 500 ETF Trust	(13,435)	(10,032,855)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $35,986,918)		(37,232,240)

TOTAL SECURITIES SOLD SHORT - (14.8)% (Proceeds $83,774,551)		$ (82,273,765)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Leuthold Core Investment Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 386,426,271	$ –	$ 0	$ 386,426,271
Exchange Traded Funds	39,948,204	8,824,336	–	48,772,540
Foreign Government Debt Obligations	–	11,131,892	–	11,131,892
U.S. Treasury Securities	–	10,028,820	–	10,028,820
U.S. Treasury Bills	–	14,956,863	–	14,956,863
Total Investments	$ 426,374,475	$ 44,941,911	$ 0	$ 471,316,386

Liabilities:
Investments:
Common Stocks	$ (45,041,525)	$ –	$ –	$ (45,041,525)
Exchange Traded Funds	(37,232,240)	–	–	(37,232,240)
Total Investments	$ (82,273,765)	$ –	$ –	$ (82,273,765)

Refer to the Schedule of Investments for further disaggregation of investment categories.